Note 13 - Trade Receivables, Other Receivables, and Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
	As of December 31,
[US$ thousands]	2021	2022
Trade receivables due from third-party customers	44,510	60,037
Trade receivables due from associates and joint ventures (Note 17)	734	32
Trade receivables due from other related parties (Note 17)	1,417	1,915
Total gross trade receivables	46,661	61,985
Allowance for expected credit losses	(2,796)	(4,062)
Trade receivables net of loss allowance	43,864	57,923
	As of December 31,
[US$ thousands]	2021	2022
Value added tax	1,525	1,472
Unsettled trades (Note 14)	15,462	12,993
Other	1,551	2,783
Total other current receivables	18,538	17,247
	As of December 31,
[US$ thousands]	2021	2022
Prepaid equipment	1,073	-
Prepaid corporate income taxes	4,485	421
Other prepaid expenses	3,635	3,511
Total prepayments	9,192	3,932

Disclosure of aging of trade receivables [text block]
		Past due
As of December 31, 2021 [US$ thousands]	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.4%	1.8%	2.5%	3.2%	50.3%	6.0%
Gross carrying amount	35,717	3,666	1,483	758	5,036	46,661
Loss allowance as of December 31, 2021	135	67	37	24	2,533	2,796
		Past due
As of December 31, 2022 [US$ thousands]	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	1.3%	6.8%	13.3%	26.2%	54.0%	6.6%
Gross carrying amount	51,268	3,203	1,296	1,251	4,966	61,985
Loss allowance as of December 31, 2022	662	218	173	328	2,682	4,062

Provision for impairment of trade receivables [text block]
	Year ended December 31,
[US$ thousands]	2021	2022
Loss allowance as of January 1	7,643	2,796
Loss allowance related to trade receivables due from a former joint venture	(6,579)	-
Other changes in the period	1,732	1,366
Effect of movements in exchange rates	-	(100)
Loss allowance as of December 31	2,796	4,062

Disclosure of receivables [text block]
[US$ thousands]	Year ended December 31, 2022
Initial recognition at fair value	120,311
Interest income	2,390
Installment	(8,500)
Carrying amount at time of contract modification	114,201
Fair value loss	(37,923)
Carrying amount as of December 31	76,278
Recognized and classified as:
Non-current receivables from sale of investments	48,118
Current receivables from sale of investments	28,160
[US$ thousands]	Year ended December 31, 2022
Initial recognition at fair value	83,468
Interest income	1,285
Installment	(28,379)
Carrying amount as of December 31	56,374
Recognized and classified as:
Non-current receivables from sale of investments	28,187
Current receivables from sale of investments	28,187